Schedule of other income (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Other Income and Expenses [Abstract]
Government grants	$ 1,555	$ 2,000	$ 26,000	$ 2,802
Interest income	549	706	598	226
Miscellaneous income (expense)	(860)	1,106	102,164	33,046
Gains (loss) on foreign exchange	(76,593)	(98,486)	(26,720)	1,385
Total	$ (75,348)	$ (96,886)	$ 102,042	$ 37,459